MINING PROJECTS EXPENSES - Additional Information (Details)	Jan. 31, 2024 CAD ($) claim $ / shares shares	Apr. 17, 2023 $ / shares
MINING PROJECTS EXPENSES
Asset acquisition | shares	6,208,210
Share price per share | $ / shares		$ 4.55
Lac Gueret property with Mason
MINING PROJECTS EXPENSES
Number Of Designated Claims | claim	74
Share price per share | $ / shares	$ 3
Common shares	$ 18,600,000
Comprehensive loss	18,600,000
Payment of subsequent	$ 5,000,000